Convertible Promissory Notes, Net - Schedule of Debt Discount and Interest accrued in period (Details) (USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Notes to Financial Statements
Amortization of debt discount	$ 50,227	$ 99,094
Interest at contractual rate	8,770	17,113
[TotalInterestExpense]	$ 58,997	$ 116,207